Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 HKD ($)	Jun. 30, 2024 CNY (¥)	May 31, 2024 CNY (¥)	Apr. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 HKD ($)	Mar. 31, 2023 CNY (¥)
Related Party Transactions [Line Items]
Borrowed from related party	¥ 19,201,935	$ 2,630,654	¥ 5,297,764			¥ 13,000,289
Ms. Katherine Shuk Kwan Lui [Member]
Related Party Transactions [Line Items]
Borrowed from related party			206,512			679,460
Ms. Katherine Shuk Kwan Lui [Member] | Five Percent Interest Rate [Member]
Related Party Transactions [Line Items]
Borrowed from related party						500,000
Ms.Norma Ka Yin Chu [Member]
Related Party Transactions [Line Items]
Borrowed from related party	17,092,525		¥ 3,760,738			3,369,211
Interest rate per annum			2.00%	2.00%	2.00%
Ms.Norma Ka Yin Chu [Member] | Two Percent Interest Rate [Member]
Related Party Transactions [Line Items]
Borrowed from related party			¥ 1,065,600		$ 1,200,000	57,000
Mr. Samuel Derk Shuen Lim [Member]
Related Party Transactions [Line Items]
Borrowed from related party						8,951,618
Mr. Samuel Derk Shuen Lim [Member] | Five Percent Interest Rate [Member]
Related Party Transactions [Line Items]
Borrowed from related party						¥ 1,592,108	$ 1,960,000
Interest rate per annum						3.00%	3.00%
Mr. Samuel Derk Shuen Lim [Member] | Two Percentage Interest Rate [Member]
Related Party Transactions [Line Items]
Borrowed from related party						¥ 6,916,800	$ 8,000,000
Guarantee By Ms. Norma Ka Yin Chu [Member]
Related Party Transactions [Line Items]
Company borrowed								¥ 10,000,000	¥ 10,000,000	¥ 10,000,000			¥ 6,000,000
Guarantee By Ms. Norma Ka Yin Chu and Mr. Samuel Derk Shuen Lim [Member]
Related Party Transactions [Line Items]
Company borrowed | $												$ 4,550,000
Guarantee By Mr. Samuel Derk Shuen Lim [Member]
Related Party Transactions [Line Items]
Company borrowed											¥ 4,123,210	$ 4,550,000
Class A Ordinary Shares [Member] | Ms. Norma Ka Yin Chu Loan [Member]
Related Party Transactions [Line Items]
Converted loan amount	¥ 14,225,010
Converted shares issued (in Shares) | shares	11,640,863	11,640,863
Class A Ordinary Shares [Member] | Mr. Samuel Derk Shuen Lim Loan [Member]
Related Party Transactions [Line Items]
Converted loan amount	¥ 19,472,050
Converted shares issued (in Shares) | shares	13,588,292	13,588,292
Class A Ordinary Shares [Member] | Mr. Siu Wo Chu Loan [Member]
Related Party Transactions [Line Items]
Converted loan amount	¥ 724,638
Converted shares issued (in Shares) | shares	126,417	126,417
Interest-free loan [Member] | Ms. Katherine Shuk Kwan Lui [Member] | Five Percent Interest Rate [Member]
Related Party Transactions [Line Items]
Borrowed from related party						179,460	200,000
Interest-free loan [Member] | Ms.Norma Ka Yin Chu [Member]
Related Party Transactions [Line Items]
Borrowed from related party						80,000
Interest-free loan [Member] | Mr. Samuel Derk Shuen Lim [Member]
Related Party Transactions [Line Items]
Borrowed from related party						¥ 1,200,850	$ 1,500,000
Interest rate per annum						12.70%	12.70%
Interest Free Loans Two [Member] | Ms. Katherine Shuk Kwan Lui [Member]
Related Party Transactions [Line Items]
Interest rate per annum						5.00%	5.00%
Interest Free Loans Two [Member] | Ms.Norma Ka Yin Chu [Member]
Related Party Transactions [Line Items]
Borrowed from related party			625,702		678,857	¥ 1,627,866	$ 1,800,000
Interest Free Loans Three [Member] | Ms.Norma Ka Yin Chu [Member]
Related Party Transactions [Line Items]
Borrowed from related party			822,590	$ 114,000		¥ 759,060	$ 900,000
Interest rate per annum						2.00%	2.00%
Interest Free Loans Three [Member] | Mr. Samuel Derk Shuen Lim [Member]
Related Party Transactions [Line Items]
Borrowed from related party						¥ 80,000
Interest Free Loans Four [Member] | Ms. Katherine Shuk Kwan Lui [Member]
Related Party Transactions [Line Items]
Borrowed from related party			206,512		225,000
Interest Free Loans Four [Member] | Ms.Norma Ka Yin Chu [Member]
Related Party Transactions [Line Items]
Borrowed from related party | $							$ 910,000
Interest Free Loans Five [Member] | Ms.Norma Ka Yin Chu [Member]
Related Party Transactions [Line Items]
Borrowed from related party						¥ 791,849
Interest Free Loans One [Member] | Ms.Norma Ka Yin Chu [Member]
Related Party Transactions [Line Items]
Borrowed from related party			¥ 832,249		$ 903,980